Going Concern Disclosure (Details) - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 30, 2023
Details
Net income (loss) attributable to Bergio International, Inc.	$ 667,055	$ 1,585,586
NET CASH USED IN OPERATING ACTIVITIES	656,496	$ 1,071,273
Accumulated deficit	20,283,316		$ 19,605,358
Working capital (deficit)	$ 1,753,346